Financial risk management - Valuation process, inputs and relationships to fair value - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred shares issued by subsidiaries | Financial liabilities measured at FVTPL | Risk-free interest rate
Instruments by category
Percentage of increase in unobservable inputs of liabilities	5.00%	5.00%	5.00%
Percentage of decrease in unobservable input of liabilities	5.00%	5.00%	5.00%
Increase (decrease) in profit before income tax due to possible increase in unobservable input of liabilities	¥ 9,475	¥ 2,787	¥ 14,073
Increase (decrease) in profit before income tax due to possible decrease in unobservable inputs of liabilities	¥ 9,582	¥ 1,355	¥ 18,266
Preferred shares issued by subsidiaries | Financial liabilities measured at FVTPL | DLOM
Instruments by category
Percentage of increase in unobservable inputs of liabilities	5.00%	5.00%	5.00%
Percentage of decrease in unobservable input of liabilities	5.00%	5.00%	5.00%
Increase (decrease) in profit before income tax due to possible increase in unobservable input of liabilities	¥ 74,955	¥ 77,887	¥ 66,683
Increase (decrease) in profit before income tax due to possible decrease in unobservable inputs of liabilities	¥ 74,955	¥ 77,887	¥ 70,741
Preferred shares issued by subsidiaries | Financial liabilities measured at FVTPL | Expected volatility
Instruments by category
Percentage of increase in unobservable inputs of liabilities	5.00%	5.00%	5.00%
Percentage of decrease in unobservable input of liabilities	5.00%	5.00%	5.00%
Increase (decrease) in profit before income tax due to possible increase in unobservable input of liabilities	¥ 4,942	¥ 38,209	¥ 97,910
Increase (decrease) in profit before income tax due to possible decrease in unobservable inputs of liabilities	¥ 628	¥ 41,613	¥ 99,222
Investments in ordinary and preferred shares | Financial assets measured at FVTPL
Instruments by category
Percentage of increase in unobservable inputs of assets	5.00%	5.00%	5.00%
Percentage of decrease in unobservable input of assets	5.00%	5.00%	5.00%
Increase (decrease) in profit/loss before income tax due to possible increase in unobservable input of assets	¥ 17,494	¥ 17,943	¥ 13,355
Increase (decrease) in profit/loss before income tax due to possible decrease in unobservable inputs of assets	¥ 17,429	¥ 17,927	¥ 13,354